American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
February 28, 2023

International Opportunities - Schedule of Investments
FEBRUARY 28, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Australia — 6.9%
Allkem Ltd.(1)	270,263	2,054,514
ALS Ltd.	577,802	4,916,280
Altium Ltd.	117,322	3,078,911
carsales.com Ltd.	158,125	2,405,558
Champion Iron Ltd.	487,974	2,403,344
IDP Education Ltd.	258,293	4,967,283
Johns Lyng Group Ltd.(2)	121,224	506,315
Lynas Rare Earths Ltd.(1)	288,550	1,584,717
NEXTDC Ltd.(1)	695,018	4,781,992
Pinnacle Investment Management Group Ltd.(2)	539,000	3,326,359
Steadfast Group Ltd.	743,671	2,910,978
		32,936,251
Belgium — 0.6%
Euronav NV	150,904	2,763,407
Brazil — 1.0%
Cia Brasileira de Aluminio	1,385,300	2,751,840
TOTVS SA	426,300	2,233,506
		4,985,346
Canada — 13.9%
Alamos Gold, Inc., Class A	438,214	4,467,246
Altus Group Ltd.	70,600	3,156,174
Aritzia, Inc.(1)	139,191	4,237,445
ATS Corp.(1)(2)	71,954	2,902,944
Boyd Group Services, Inc.	23,094	3,653,743
Brookfield Infrastructure Corp., Class A(2)	135,582	5,858,498
Capstone Copper Corp.(1)(2)	1,167,468	5,193,500
Descartes Systems Group, Inc.(1)	60,667	4,474,553
ERO Copper Corp.(1)	180,698	2,833,959
Finning International, Inc.	223,539	5,669,978
Interfor Corp.(1)	98,296	1,654,715
Kinaxis, Inc.(1)	38,124	4,430,431
Pet Valu Holdings Ltd.	89,486	2,804,922
Secure Energy Services, Inc.	505,416	3,178,065
Stantec, Inc.(2)	135,622	7,877,904
SunOpta, Inc.(1)	321,959	2,472,645
Whitecap Resources, Inc.(2)	197,303	1,512,488
		66,379,210
China — 4.5%
Bosideng International Holdings Ltd.	6,392,000	3,545,784
China Yongda Automobiles Services Holdings Ltd.	2,824,000	2,183,087
Kanzhun Ltd., ADR(1)	218,105	4,394,816
Poly Property Services Co. Ltd., Class H(2)	698,800	4,237,534
Tongcheng Travel Holdings Ltd.(1)	1,992,400	3,954,869
Xtep International Holdings Ltd.	2,964,000	3,352,673
		21,668,763
Denmark — 2.0%
Jyske Bank A/S(1)	72,100	6,039,141

NKT A/S(1)	78,031	3,619,049
		9,658,190
Finland — 2.4%
Huhtamaki Oyj	82,339	2,906,816
Metso Outotec Oyj	450,031	4,787,783
QT Group Oyj(1)	3,462	257,129
Valmet Oyj(2)	108,703	3,587,114
		11,538,842
France — 3.6%
Alten SA	32,604	5,088,391
Elis SA	375,439	6,733,447
OVH Groupe SAS(1)(2)	161,444	2,431,383
SOITEC(1)	20,406	3,036,504
		17,289,725
Germany — 2.0%
AIXTRON SE	94,524	2,899,095
HUGO BOSS AG	62,720	4,289,688
KION Group AG	57,787	2,263,283
		9,452,066
Hong Kong — 1.2%
Samsonite International SA(1)	1,981,200	5,560,090
India — 5.3%
Max Healthcare Institute Ltd.(1)	921,765	4,747,937
Persistent Systems Ltd.	62,762	3,634,629
Prestige Estates Projects Ltd.	501,103	2,458,645
PVR Ltd.(1)	124,654	2,286,962
Varun Beverages Ltd.	258,634	4,065,969
WNS Holdings Ltd., ADR(1)	94,299	8,196,469
		25,390,611
Israel — 2.7%
CyberArk Software Ltd.(1)	18,939	2,741,799
Inmode Ltd.(1)	149,567	5,281,211
Nova Ltd.(1)	52,117	4,720,758
		12,743,768
Italy — 2.1%
Banca Generali SpA	132,434	4,576,821
Brembo SpA	351,058	5,535,322
		10,112,143
Japan — 17.7%
Asics Corp.	283,300	7,173,104
BayCurrent Consulting, Inc.(2)	117,100	4,597,071
Food & Life Cos. Ltd.	26,600	673,158
GMO Financial Gate, Inc.	50,300	3,278,725
IHI Corp.	139,700	3,627,855
Insource Co. Ltd.	219,800	1,996,244
Internet Initiative Japan, Inc.	300,500	6,019,287
Invincible Investment Corp.	12,932	5,211,757
Japan Airport Terminal Co. Ltd.(1)	89,000	4,357,908
JMDC, Inc.	68,000	2,146,990
Kotobuki Spirits Co. Ltd.	71,600	4,602,201
MatsukiyoCocokara & Co.	83,900	3,898,925
Menicon Co. Ltd.(2)	94,600	2,026,866
m-up Holdings, Inc.(2)	386,500	3,001,611
Nagoya Railroad Co. Ltd.	91,400	1,387,242

Nextage Co. Ltd.(2)	135,900	3,055,592
Nippon Gas Co. Ltd.	210,500	2,940,647
Rohto Pharmaceutical Co. Ltd.	212,200	3,857,552
Socionext, Inc.(1)	38,000	2,689,088
Taiyo Yuden Co. Ltd.(2)	111,900	3,388,555
TechnoPro Holdings, Inc.	74,600	1,892,906
Tokyo Ohka Kogyo Co. Ltd.	83,800	4,423,331
Toyo Suisan Kaisha Ltd.	89,400	3,616,770
Visional, Inc.(1)	60,100	4,026,632
West Holdings Corp.(2)	37,200	915,599
		84,805,616
Mexico — 1.8%
Grupo Aeroportuario del Centro Norte SAB de CV	328,844	3,144,206
Regional SAB de CV	663,660	5,506,167
		8,650,373
Netherlands — 2.0%
AMG Advanced Metallurgical Group NV	119,495	4,705,091
ASR Nederland NV	26,275	1,195,797
Basic-Fit NV(1)(2)	107,549	3,768,390
		9,669,278
New Zealand — 0.9%
a2 Milk Co. Ltd.(1)	991,943	4,409,056
Norway — 1.0%
TGS ASA	261,363	4,704,706
South Africa — 1.0%
Bidvest Group Ltd.	378,268	4,823,618
South Korea — 2.1%
AfreecaTV Co. Ltd.	30,296	2,042,110
JYP Entertainment Corp.(1)	80,124	4,758,876
L&F Co. Ltd.	16,336	3,232,363
		10,033,349
Sweden — 7.0%
AddTech AB, B Shares	208,120	3,724,910
Avanza Bank Holding AB(2)	142,848	3,778,011
Fortnox AB	544,171	3,229,096
Hexatronic Group AB	319,372	3,719,045
Saab AB, B Shares	181,934	10,499,418
Trelleborg AB, B Shares	190,208	4,902,518
Vitrolife AB	172,104	3,455,659
		33,308,657
Switzerland — 0.7%
Tecan Group AG	8,477	3,426,015
Taiwan — 4.7%
Airtac International Group	144,131	5,031,292
ASPEED Technology, Inc.	44,700	4,017,752
E Ink Holdings, Inc.	424,000	2,683,036
Pegavision Corp.	344,000	5,048,032
Sinbon Electronics Co. Ltd.	559,000	5,442,094
		22,222,206
Thailand — 1.9%
Bangkok Bank PCL, NVDR	1,017,200	4,704,930
Central Retail Corp. PCL, NVDR	3,318,300	4,198,654
		8,903,584
United Kingdom — 9.5%
Abcam PLC, ADR(1)	173,051	2,493,665

B&M European Value Retail SA	545,383	3,223,940
ConvaTec Group PLC	1,911,927	5,161,153
Diploma PLC	134,028	4,478,240
Endava PLC, ADR(1)	48,823	3,883,381
Golar LNG Ltd.(1)	107,642	2,457,467
Greggs PLC	128,577	4,199,024
Intermediate Capital Group PLC	238,331	4,012,306
RS GROUP PLC	213,224	2,507,095
Tate & Lyle PLC	274,161	2,645,033
Watches of Switzerland Group PLC(1)	443,071	4,432,660
WH Smith PLC	188,791	3,596,044
Wise PLC, Class A(1)	324,021	2,273,902
		45,363,910
TOTAL COMMON STOCKS (Cost $440,063,993)		470,798,780
EXCHANGE-TRADED FUNDS — 0.1%
Schwab International Small-Cap Equity ETF(2) (Cost $432,670)	13,918	464,026
SHORT-TERM INVESTMENTS — 4.4%
Money Market Funds — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,514	9,514
State Street Navigator Securities Lending Government Money Market Portfolio(3)	13,764,983	13,764,983
		13,774,497
Repurchase Agreements — 1.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 4.375%, 12/15/24 - 11/15/39, valued at $1,806,669), in a joint trading account at 4.44%, dated 2/28/23, due 3/1/23 (Delivery value $1,774,288)		1,774,069
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 07/15/29, valued at $5,633,524), at 4.53%, dated 2/28/23, due 3/1/23 (Delivery value $5,523,695)		5,523,000
		7,297,069
TOTAL SHORT-TERM INVESTMENTS (Cost $21,071,566)		21,071,566
TOTAL INVESTMENT SECURITIES — 103.0% (Cost $461,568,229)		492,334,372
OTHER ASSETS AND LIABILITIES — (3.0)%		(14,358,219)
TOTAL NET ASSETS — 100.0%		$477,976,153

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.3%
Information Technology	18.7%
Consumer Discretionary	15.8%
Financials	7.4%
Materials	7.2%
Health Care	7.0%
Consumer Staples	6.2%
Communication Services	4.6%
Real Estate	3.2%
Energy	3.1%
Utilities	2.0%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.4%
Other Assets and Liabilities	(3.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $34,666,531. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $36,708,441, which includes securities collateral of $22,943,458.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$8,331,143	$58,048,067	—
China	4,394,816	17,273,947	—
India	8,196,469	17,194,142	—
Israel	12,743,768	—	—
United Kingdom	8,834,513	36,529,397	—
Other Countries	—	299,252,518	—
Exchange-Traded Funds	464,026	—	—
Short-Term Investments	13,774,497	7,297,069	—
	$56,739,232	$435,595,140	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.